Inventories - Summary of Inventories (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [abstract]
Supplies	CAD 563	CAD 586
Raw materials	223	204
Work in-process	529	521
Finished products	430	449
Inventories	1,745	1,760
Less long-term portion (Note 13)	(108)	(87)
Inventories, total	CAD 1,637	CAD 1,673